Property and Equipment, Net (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2023	Sep. 30, 2022
Property and Equipment, Net [Absract]
Depreciation expense	$ 113	$ 113	$ 449	$ 528